Income Tax Expenses - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expenses	¥ 23,400,178	¥ 17,909,505	¥ 19,433,841
Income tax calculated at the PRC statutory tax rate of 25%	5,850,045	4,477,376	4,858,460
Tax effect of:
Reversal of deferred tax assets recognized in prior years	381,456	3,643	190,104
Differential income tax rates applicable to subsidiaries (Note a, b, c, d and e)	263,707	756,392	350,051
Expenses and losses not deductible for tax purposes	245,097	262,843	530,638
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	210,748	280,251	244,187
Income not subject to tax	(19,640)	(99,378)	(36,536)
Utilization of previously unrecognized deferred tax assets	(24,649)	(14,711)	(5,163)
Research and development tax credit	(39,038)	(38,680)
Effect of tax rate changes on deferred income taxes	(42,929)		(37,959)
Others	(133,679)	5,529	22,915
Income tax expense	¥ 6,691,118	¥ 5,633,265	¥ 6,116,697